PROPERTY AND EQUIPMENT, NET - Equipment on operating lease (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
PROPERTY AND EQUIPMENT, NET
Equipment on operating lease	$ 1,103,319	$ 1,114,242
Less: accumulated depreciation	(738,769)	(499,005)
Equipment on operating lease, net	$ 364,550	$ 615,237